Rights of use of assets (Details) - ARS ($) $ in Millions	Jun. 30, 2023	Jun. 30, 2022
Statement [Line Items]
Total Right-of-use assets	$ 2,935	$ 2,678
Non-current	2,935	2,678
Total right of use assets including non-current	2,935	2,678
Machinery and Equipment [Member]
Statement [Line Items]
Total Right-of-use assets	0	4
Real Estate [Member]
Statement [Line Items]
Total Right-of-use assets	457	37
Other [Member]
Statement [Line Items]
Total Right-of-use assets	$ 2,478	$ 2,637